SCHEDULE OF RECONCILIATION OF BASIC AND DILUTED COMMON SHARES OUTSTANDING (Details) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Earnings per share (Note 9):
Weighted average ordinary shares outstanding, beginning balance	95,408,453	94,904,147	94,996,397	94,012,752
Change in shares restricted stock issuance	38,758	92,250	333	500
Weighted average ordinary shares outstanding, restricted stock issuance	19,800	47,128	322	458
Change in shares restricted stock issuance one			12,751	22,440
Weighted average ordinary shares outstanding, restricted stock issuance one			9,168	19,727
Change in shares restricted stock issuance two			242,455	250
Weighted average ordinary shares outstanding, restricted stock issuance two			173,435	200
Change in shares restricted stock issuance three			235,741	333
Weighted average ordinary shares outstanding, restricted stock issuance three			167,772	260
Change in shares restricted stock issuance four			1,774	247,286
Weighted average ordinary shares outstanding, restricted stock issuance four			1,198	179,350
Change in shares restricted stock issuance five			1,333	578,436
Weighted average ordinary shares outstanding, restricted stock issuance five			778	417,406
Change in shares, return of shares			(82,331)
Weighted average ordinary shares outstanding, return of shares			(45,372)
Change in shares restricted stock issuance six			38,758	666
Weighted average ordinary shares outstanding, restricted stock issuance six			6,648	417
Change in shares restricted stock issuance seven				40,000
Weighted average ordinary shares outstanding, restricted stock issuance seven				17,729
Change in shares restricted stock issuance eight				1,484
Weighted average ordinary shares outstanding, restricted stock issuance eight				544
Change in shares restricted stock issuance nine				92,250
Weighted average ordinary shares outstanding, restricted stock issuance nine				15,882
Weighted average ordinary shares outstanding, ending balance	95,428,253	94,951,275	95,310,346	94,664,725